OPERATING, SELLING AND GENERAL (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING, SELLING AND GENERAL
Schedule of operating, selling and general

($ millions)	2019	2018

Contract services(1)	4 380	4 552

Employee costs(1)	3 641	3 263

Materials	869	765

Energy	1 129	1 095

Equipment rentals and leases	345	360

Travel, marketing and other	880	538

	11 244	10 573

(1)

The company incurred $8.5 billion of contract services and employee costs for the year ended December 31, 2019 (2018 – $8.3 billion), of which $8.0 billion (2018 – $7.8 billion) was recorded in Operating, Selling and General expense and $0.5 billion was recorded as Property, Plant and Equipment (2018 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.